Yellowhead Acquisition	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Yellowhead Acquisition
14. YELLOWHEAD ACQUISITION
In December 2018, the Company entered into an agreement to acquire all of the outstanding common shares of Yellowhead Mining Inc. (“Yellowhead”) that it did not already own, in exchange for approximately 17.3 million Taseko common shares. The transaction was structured as a plan of arrangement pursuant to the Business Corporations Act (British Columbia) and required the approval of the Supreme Court of British Columbia and Yellowhead shareholders. The acquisition closed on February 15, 2019.
The total purchase consideration was calculated as follows:

Fair value of common shares issued (17,300,385 shares at $0.73 per share)	12,629
Fair value of previously held investment in Yellowhead	3,365
Acquisition related costs	272
16,266
The Company has incurred acquisition costs totaling $272 for legal and other fees, which have been included in the purchase price consideration.
Prior to the acquisition, the Company held a 21% equity interest in Yellowhead. This investment was previously accounted for as a FVOCI financial asset and was remeasured to its fair value of $3,365 based on the trading price of its common shares on the acquisition date, and that amount was included as part of the purchase consideration.
Yellowhead had cumulative tax pools of approximately $57,000 comprised of non-capital
losses and resource deductions at the date of acquisition. A full valuation allowance was provided against the deferred tax assets arising from these tax pools due to uncertainty over the timing of their potential utilization at the time of acquisition.
The acquisition of Yellowhead has been accounted for as an asset acquisition and accordingly, the purchase consideration has been allocated to the assets acquired and liabilities assumed, based upon their estimated fair values at the date of acquisition.
The following sets forth the allocation of the purchase price:

Cash and cash equivalents	187
Accounts receivable and other assets	14
Reclamation deposits	85
Property, plant and equipment	16,240
Accounts payable and other liabilities	(260)
16,266
Yellowhead is in the evaluation phase and does not generate revenues. Yellowhead project related expenditures were $1,653 for the period since acquisition and are expensed as project evaluation expenditures.